Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
4.  Income Taxes

The components of "Income from Continuing Operations Before Income Taxes" are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
United States	$1,032.9	$1,053.3	$1,013.7
Foreign	79.3	73.0	76.1
Total Income from Continuing Operations Before Income Taxes.	$1,112.2	$1,126.3	$1,089.8

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Components of the income tax provision applicable to continuing operations for federal, foreign and state taxes are as follows (in millions):

	Year Ended December 31,
	2011	2010	2009
Taxes current expense:
Federal	$13.3	$4.8	$2.7
State	15.4	10.6	13.7
Foreign	3.4	3.6	(1.0)
Total	32.1	19.0	15.4
Taxes deferred expense:
Federal	(6.4)	5.0	7.0
State	(1.1)	(0.2)	1.0
Foreign	20.7	10.6	30.6
Total	13.2	15.4	38.6
Total tax provision	$45.3	$34.4	$54.0
Effective tax rate	4.1%	3.1%	5.0%

The difference between the statutory federal income tax rate and our effective income tax rate is summarized as follows:

	Year Ended December 31,
	2011		2010		2009
Federal income tax rate	35.0%		35.0%		35.0%
Increase (decrease) as a result of:
Partnership earnings not subject to tax	(35.0	) %	(35.0	) %	(35.0	) %
Corporate subsidiary earnings subject to tax	(0.8	) %	(0.1	) %	-%
Income tax expense attributable to corporate equity earnings	1.5%		0.9%		0.9%
Income tax expense attributable to foreign corporate earnings	2.2%		1.3%		2.7%
State taxes	1.2%		1.0%		1.4%
Effective tax rate	4.1%		3.1%		5.0%

Our deferred tax assets and liabilities as of December 31, 2011 and 2010 resulted from the following (in millions):

	December 31,
	2011	2010
Deferred tax assets:
Book accruals	$0.3	$2.1
Net Operating Loss/Tax credits	30.5	17.8
Other	3.0	1.3
Total deferred tax assets	33.8	21.2

Deferred tax liabilities:
Property, plant and equipment	277.4	263.9
Other	6.0	5.6
Total deferred tax liabilities	283.4	269.5
Net deferred tax liabilities	$249.6	$248.3

We account for uncertainty in income taxes in accordance with the "Income Taxes" Topic of the Codification.  Pursuant to these provisions, we must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based not only on the technical merits of the tax position based on tax law, but also on the past administrative practices and precedents of the taxing authority.  The tax benefits recognized in our financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

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A reconciliation of our beginning and ending gross unrecognized tax benefits (excluding interest and penalties) for each of the years ended December 31, 2011 and 2010 is as follows (in millions):

	Year Ended December 31,
	2011	2010
Balance at beginning of period	$33.4	$23.3
Additions based on current year tax positions	7.8	10.2
Additions based on prior year tax positions	-	-
Reductions based on settlements with taxing authority	-	-
Reductions due to lapse in statute of limitations	-	(0.1)
Balance at end of period	$41.2	$33.4

Our continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense.  During the year ended December 31, 2011, we recognized approximately $0.9 million in interest expense; during the year ended December 31, 2010, we recognized reductions in interest expense of approximately $0.5 million; and during the year ended December 31, 2009, we recognized approximately $1.1 million in interest expense.

As of December 31, 2011, (i) we had $2.7 million of accrued interest and no accrued penalties; (ii) we believe it is reasonably possible that our $41.2 million liability for unrecognized tax benefits will increase by approximately $7.6 million during the next twelve months; and (iii) we believe the full amount of $41.2 million of unrecognized tax benefits, if recognized, would favorably affect our effective income tax rate in future periods.  As of December 31, 2010, we had $1.8 million of accrued interest and no accrued penalties.  In addition, we have U.S. and state tax years open to examination for the periods 2006 through 2011.